Equity - Additional Information (Detail) - $ / shares shares in Thousands	Dec. 29, 2018	Sep. 29, 2018	Mar. 31, 2018	Sep. 30, 2017	Jan. 30, 2015
Class of Stock [Line Items]
Total shares authorized for repurchase					400,000
Remaining shares authorized for repurchase	158,000	158,000
Treasury stock, shares	1,400,000	1,400,000		1,400,000
Common stock, authorized	4,600,000	4,600,000		4,600,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000	100,000		100,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Issued	0	0		0
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		40	40
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Preferred Stock, Shares Issued		0		0